DEFERRED INCOME (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF DEFERRED INCOME
	March 31, 2023	December 31, 2022
Deferred income from customers	$-	$58,457
Deferred income from government	3,958	5,233
	$3,958	$63,690